Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Grant of Equity Awards
The compensation committee reviews and approves the annual grants equity awards, including stock options
and RSUs, typically during the first quarter of the year. Equity awards may also be granted outside this annual cycle in connection with new hires, promotions, retention, or other purposes. When equity awards are granted, the exercise price will be equal to the closing market price of our common stock on the grant date. Our equity incentive plan prohibits the repricing or exchange/cash out of equity awards without shareholder approval.
The compensation committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates. If the compensation committee becomes aware of material nonpublic information before granting an equity award, it will evaluate the circumstances and exercise its business judgment in determining whether to proceed with or defer the grant.
During 2024, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method
The compensation committee reviews and approves the annual grants equity awards, including stock options
and RSUs, typically during the first quarter of the year. Equity awards may also be granted outside this annual cycle in connection with new hires, promotions, retention, or other purposes. When equity awards are granted, the exercise price will be equal to the closing market price of our common stock on the grant date. Our equity incentive plan prohibits the repricing or exchange/cash out of equity awards without shareholder approval.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee neither grants equity awards in anticipation of the release of material nonpublic information,